Income Taxes (Detail) (EUR €) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Foreign Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Net operating losses	€ 3.32	€ 4.30
Net operating loss carryforward, term	7 years
Domestic Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Net operating losses	€ 44.07	€ 49.17
Net operating losses offset taxable income, percentage	80.00%